Cash, Cash Equivalents and Restricted Cash - Breakdown (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 225,892	$ 154,950	$ 238,140
Restricted cash	47,942	49,921
Total cash, cash equivalents and restricted cash	273,834	204,871	$ 287,429
Consolidated Entity, Excluding Consolidated VIE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	225,465	154,674
Variable Interest Entity, Primary Beneficiary
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 427	$ 276